REVENUE RECOGNITION - Summary of Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total revenue	$ 1,496	$ 294
Device
Disaggregation Of Revenue [Line Items]
Total revenue	715	200
Device | Point In Time
Disaggregation Of Revenue [Line Items]
Total revenue	715	200
Service
Disaggregation Of Revenue [Line Items]
Total revenue	781	94
Service | Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	$ 781	$ 94